Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities) (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial Assets
Financial assets at fair value through profit or loss	€ 121,402	€ 103,370
Financial assets at fair value through other comprehensive income	33,016	35,895
Financial Liabilities
Financial liabilities at fair value through profit or loss	87,141	82,781
Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	6,077	6,534
Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	59,323	48,114
Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	20,937	27,365
Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	804	768
Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	72,820	54,998
Financial assets at fair value through other comprehensive income	889	1,056
Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	14,123	8,037
Financial assets at fair value through other comprehensive income	2,434	1,862
Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	11,561	9,514
Financial assets at fair value through other comprehensive income	29,693	32,977
Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	22,898	30,821
Level 1 [member]
Financial Assets
Financial assets at fair value through profit or loss	17,740	11,276
Financial assets at fair value through other comprehensive income	30,788	33,279
Financial Liabilities
Financial liabilities at fair value through profit or loss	1,658	1,879
Level 1 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	862	1,124
Level 1 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		1
Level 1 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	62	55
Level 1 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	735	699
Level 1 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	13,976	7,897
Financial assets at fair value through other comprehensive income	2,266	1,687
Level 1 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	3,755	3,378
Financial assets at fair value through other comprehensive income	28,522	31,592
Level 1 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	9	1
Level 2 [member]
Financial Assets
Financial assets at fair value through profit or loss	100,290	89,225
Financial assets at fair value through other comprehensive income	1,171	1,385
Financial Liabilities
Financial liabilities at fair value through profit or loss	85,151	80,505
Level 2 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	5,047	5,231
Level 2 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	59,319	48,111
Level 2 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	20,715	27,094
Level 2 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	69	70
Level 2 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	70,971	53,733
Level 2 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	2	2
Level 2 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	6,556	4,867
Financial assets at fair value through other comprehensive income	1,171	1,385
Level 2 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	22,761	30,623
Level 3 [member]
Financial Assets
Financial assets at fair value through profit or loss	3,372	2,870
Financial assets at fair value through other comprehensive income	1,057	1,231
Financial Liabilities
Financial liabilities at fair value through profit or loss	331	398
Level 3 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	168	180
Level 3 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	4	2
Level 3 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	160	217
Level 3 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	1,849	1,265
Financial assets at fair value through other comprehensive income	889	1,056
Level 3 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	144	138
Financial assets at fair value through other comprehensive income	168	176
Level 3 [member] | Debt Securities [member]
Financial Assets
Financial assets at fair value through profit or loss	1,250	1,269
Level 3 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	€ 129	€ 197